Related party transactions - Summary of Revenue and Purchase of Goods, Services And Other for Related Party (Details) - Total for all related parties $ in Thousands		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions		$ 151,878	$ 160,713
Revenue from sale of goods, related party transactions, percentage of total revenue		0.107	0.177
Purchases of goods, related party transactions		$ 959,061	$ 639,276
Interest expense		65,098	73,651
Volvo Cars
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions		76,635	55,025
Purchases of goods, related party transactions		535,968	446,429
Interest expense		47,937	52,879
Ziklo Bank AB
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions		53,385	44,038
Polestar Times Technology
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions		21,858	61,650
Geely
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 29,779
Purchases of goods, related party transactions		405,261	186,650
Interest expense		14,895	16,330
Other related parties
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions		17,832	6,197
Interest expense		$ 2,266	$ 4,442